INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions with Affiliates, Accounted for by Equity Method

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2015	2016
	(Yen in millions)
Kyocera’s investments in affiliates	¥3,825	¥5,684
Kyocera’s trade receivables from affiliates	131	79

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥(228)	¥296	¥(746)
Kyocera’s sales to affiliates	303	273	252